Preferred Stock (Tables)	12 Months Ended
Mar. 31, 2012
Preferred Stock [Abstract]
Schedule Of Preferred Stock Issued And Outstanding

	Outstanding at March 31, 2010	Net change	Outstanding at March 31, 2011	Net change	Outstanding at March 31, 2012
	(number of shares)
Preferred stock:
Class 3	100,000,000	(100,000,000)	—	—	—
Class 5	156,000,000	—	156,000,000	—	156,000,000
Class 11	1,000	—	1,000	—	1,000

Total	256,001,000	(100,000,000)	156,001,000	—	156,001,000

Schedule Of Aggregate Liquidation Preference Of Preferred Stock Issued And Outstanding

	Aggregate amount at March 31, 2010	Net change	Aggregate amount at March 31, 2011	Net change	Aggregate amount at March 31, 2012
	(in millions)
Preferred stock:
Class 3	¥250,000	¥(250,000)	¥—	¥—	¥—
Class 5	390,000	—	390,000	—	390,000
Class 11	1	—	1	—	1

Total	¥640,001	¥(250,000)	¥390,001	¥—	¥390,001